INITIAL PUBLIC OFFERING (FY) (Details) - $ / shares				12 Months Ended
	Aug. 24, 2020	Aug. 20, 2020	Aug. 18, 2020	Dec. 31, 2020	Jun. 30, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)				23,000,000
Number of warrants in a unit				1
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants					$ 0.01
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)		23,000,000	20,000,000
Purchase price, per unit	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)	3,000,000
Purchase price, per unit	$ 10.00		$ 10.00